Citigroup Mortgage Loan Trust 2021-RP1 ABS-15G

Exhibit 99.2 - Schedule 3(b)

Exception Summary (Loan Grades)

Run Date - 3/17/2021 4:07:56 PM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Credit	3	Cease and Desist Request Received From Mortgagor or 3rd Party	4	0	0	0	0	4
		RFD - Borrower Illness	2	0	0	0	0	2
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Written Dispute - No indication servicer responded to outstanding dispute in writing	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	8	0	0	0	0	8